Derivative Instruments - Interest Rate Swap Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Notional Amount	$ 1,505,958
Fair Value / Carrying Amount of Assets (Liability)	(270,731)
U.S. Dollar-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	900,000
Fair Value / Carrying Amount of Assets (Liability)	(202,498)
Weighted-Average Remaining Term (years)	11 years 6 months
Fixed Interest rate	4.70%
U.S. Dollar-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	507,458
Fair Value / Carrying Amount of Assets (Liability)	(67,451)
Weighted-Average Remaining Term (years)	6 years 10 months 24 days
Fixed Interest rate	4.00%
U.S. Dollar-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	98,500
Fair Value / Carrying Amount of Assets (Liability)	$ (782)
Weighted-Average Remaining Term (years)	10 months 24 days
Fixed Interest rate	1.10%